PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following:

	December 31,
	2015	2014
Assets:
Office equipment	$86,231	$52,615
Accumulated depreciation and amortization	(42,295)	(25,013)
Carrying value	$43,936	$27,602